Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2	$ 3
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2	$ 3